Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of right-of-use assets	a. Right-of-use assets
.a.	December 31, 2022	December 31, 2021
Properties	48,415	69,441
Vehicles	7,772	4,173
IT equipment	-	213
Total	56,187	73,827

Schedule of change in the balances of right-of-use assets

The changes to balances of the right-of-use are:

	Properties	Vehicles	IT equipment	Total
Cost:
Balance on December 31, 2020	88,549	5,008	851	94,408
Additions due to business combination (note 9.c)	5,414	-	-	5,414
Foreign currency difference	2,744	3	-	2,747
Additions	11,815	3,724	-	15,539
Derecognition of right-of-use assets	(2,200)	(2,363)	-	(4,563)
Remeasurement of right-of-use assets	1,318	-	-	1,318
Balance on December 31, 2021	107,640	6,372	851	114,863
Additions due to business combination (note 9.c)	11,035	-	-	11,035
Foreign currency difference	(3,226)	-	-	(3,226)
Additions	8,144	6,930	-	15,074
Derecognition of right-of-use assets	(33,006)	(1,104)	(851)	(34,961)
Balance on December 31, 2022	90,587	12,198	-	102,785

Depreciation:
Balance on December 31, 2020	(22,090)	(2,199)	(354)	(24,643)
Foreign currency difference	(856)	(1)	-	(857)
Depreciation	(16,535)	(1,944)	(284)	(18,763)
Derecognition of right-of-use assets	1,657	1,945	-	3,602
Remeasurement of right-of-use assets	(376)	-	-	(376)
Balance on December 31, 2021	(38,200)	(2,199)	(638)	(41,037)
Foreign currency difference	123	-	-	123
Depreciation	(23,679)	(3,273)	(213)	(27,165)
Derecognition of right-of-use assets	19,584	1,046	851	21,481
Balance on December 31, 2022	(42,172)	(4,426)	-	(46,598)

Net balance at:
December 31, 2021	69,441	4,173	213	73,827
December 31, 2022	48,415	7,772	-	56,187

Schedule of lease liabilities

b.           Lease liabilities

.	Average discount rate (per year)	December 31, 2022	December 31, 2021
Properties	8.26% (2021: 10.88%)	54,369	77,366
Vehicles	16.63% (2021: 14.54%)	8,439	4,285
IT equipment	7.70% (2021: 7.70%)	-	237
Total		62,808	81,888
Current		21,539	21,214
Non-current		41,269	60,674
Total		62,808	81,888